REMUNERATION OF KEY PERSONNEL	12 Months Ended
Dec. 31, 2019
REMUNERATION OF KEY PERSONNEL
REMUNERATION OF KEY PERSONNEL

NOTE 44 — REMUNERATION OF KEY PERSONNEL

The remuneration of the Company's key personnel (members of the Executive Board, Board of Directors and Fiscal Council) is as follows:

	12/31/2019	12/31/2018	12/31/2017

Short-term benefits	42,181	42,448	40,243
Post-employment benefits	453	1,058	1,407
Other long-term benefits	—	7	99
	42,634	43,513	41,749